Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2021
Description of accounting policy for segment reporting [text block] [Abstract]
Schedule of consolidated operations
a)	Segment disclosure for the Group’s consolidated operations is as follows:

	For the period ended 30 June 2021
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

Underwriting revenues
Gross written premiums	101,286	150,930	14,556	266,772	-	266,772
Reinsurer’s share of insurance premiums	(26,847)	(53,231)	-	(80,078)	-	(80,078)
Net written premiums	74,439	97,699	14,556	186,694	-	186,694
Net change in unearned premiums	8,325	(23,932)	(3,270)	(18,877)	-	(18,877)
Net premiums earned	82,764	73,767	11,286	167,817	-	167,817

Underwriting deductions
Net policy acquisition expenses	(13,994)	(13,603)	(1,792)	(29,389)	-	(29,389)
Net claims and claim adjustment expenses	(46,176)	(36,741)	(6,949)	(89,866)	-	(89,866)
Net underwriting results	22,594	23,423	2,545	48,562	-	48,562

General and administrative expenses	-	-	-	-	(29,284)	(29,284)
Net investment income	-	-	-	-	9,330	9,330
Share of profit from associates	-	-	-	-	258	258
Impairment loss on insurance receivables	-	-	-	-	(1,121)	(1,121)
Other revenues	-	-	-	-	1,021	1,021
Other expenses	-	-	-	-	(1,438)	(1,438)
Change in fair value of derivative financial liability	-	-	-	-	(3,795)	(3,795)
Loss on foreign exchange	-	-	-	-	(3,175)	(3,175)
Profit (loss) before tax	22,594	23,423	2,545	48,562	(28,204)	20,358
Income tax	-	-	-	-	(1,932)	(1,932)
Profit (loss) for the period	22,594	23,423	2,545	48,562	(30,136)	18,426

	For the period ended 30 June 2020
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

Underwriting revenues
Gross written premiums	82,986	142,080	11,435	236,501	-	236,501
Reinsurer’s share of insurance premiums	(12,455)	(53,424)	-	(65,879)	-	(65,879)
Net written premiums	70,531	88,656	11,435	170,622	-	170,622
Net change in unearned premiums	(6,133)	(25,156)	(3,083)	(34,372)	-	(34,372)
Net premiums earned	64,398	63,500	8,352	136,250	-	136,250

Underwriting deductions
Net policy acquisition expenses	(12,830)	(11,671)	(1,369)	(25,870)	-	(25,870)
Net claims and claim adjustment expenses	(32,105)	(30,508)	(1,674)	(64,287)	-	(64,287)
Net underwriting results	19,463	21,321	5,309	46,093	-	46,093

General and administrative expenses	-	-	-	-	(22,423)	(22,423)
Net investment income	-	-	-	-	3,052	3,052
Share of loss from associates	-	-	-	-	(439)	(439)
Impairment loss on insurance receivables	-	-	-	-	(2,178)	(2,178)
Other revenues	-	-	-	-	117	117
Other expenses	-	-	-	-	(605)	(605)
Change in fair value of derivative financial liability	-	-	-	-	3,347	3,347
Listing related cost	-	-	-	-	(3,366)	(3,366)
Loss on foreign exchange	-	-	-	-	(8,658)	(8,658)
Profit (loss) before tax	19,463	21,321	5,309	46,093	(31,153)	11,593
Income tax	-	-	-	-	(433)	(433)
Profit (loss) for the period (restated)	19,463	21,321	5,309	46,093	(31,586)	14,507

Schedule of non-current operating assets information by geography
	30 June 2021	31 December 2020
	USD ’000	USD ’000

Middle East	33,567	34,631
North Africa	357	72
UK	3,199	3,112
Asia	51	75
	37,174	37,890